Pay vs Performance Disclosure pure in Millions		12 Months Ended
		Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Table

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid to our Principal Executive Officer (PEO), our other NEOs who are not the PEO, and certain financial performance of the Company. For further information concerning our compensation philosophy and how we align executive compensation with performance, refer to “Executive Compensation — Compensation Discussion and Analysis.”

Year(1)	Summary Compensation Table Total for PEO(2)	Compensation Actually Paid to PEO(3)	Average Summary Compensation Table Total for Non-PEO NEOs(4)	Average Compensation Actually Paid for Non-PEO NEOs(5)	Value of $100 invested based on:		Net Income($) (millions)(8)	Adjusted EBITDA*($) (millions)(9)
					Total Shareholder Return(6)	Peer Group Total Shareholder Return(7)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	7,101,600	15,795,901	1,728,252	3,187,661	165.00	143.56	182.0	383.4
2022	6,831,543	3,058,416	1,740,066	1,405,708	84.22	95.48	155.4	411.4

(1)     We are required to provide pay-versus-performance disclosure only for years that we have been a reporting company pursuant to Section 13(a) or Section 15(d) of the Exchange Act.

(2)     The dollar amounts reported in column (b) are the amounts of total compensation reported for the PEO, Mr. Banyard (our Chief Executive Officer), in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation — Executive Compensation Tables — Summary Compensation Table.”

(3)     The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Banyard, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Banyard during the year. In accordance with the requirements of Item 402(v) of Regulation S-K, adjustments were made to Mr. Banyard’s total compensation for each year to determine the compensation actually paid as set forth in the Adjustments table below.

(4)     The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding Mr. Banyard, our CEO) in the “Total” column of the Summary Compensation Table. The names of each of the NEOs (excluding Mr. Banyard) included for purposes of calculating the average amounts for 2022 were Mses. Simon and Grewal, Messrs. Van Doren and Kendrick, and for 2023 were Mses. Simon, Grewal and Horton, and Mr. Wanninger.

(5)     The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Banyard), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Banyard). In accordance with the requirements of Item 402(v) of Regulation S-K, adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Banyard) to determine the compensation actually paid as set forth in the Adjustments table below.

(6)     Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period. Because we went public during 2022, the “measurement point” for purposes of calculating 2022 TSR and peer group TSR began on the date of our registration under Section 12 of the Exchange Act, which date was December 14, 2022.

(7)     Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. For 2022, the peer group used for this purpose is the Company’s compensation peer group disclosed in our CD&A. Because we became a reporting company during 2022, the “measurement point” for purposes of calculating 2022 TSR and peer group TSR began on the date of our registration under Section 12 of the Exchange Act, which date was December 14, 2022. For 2023, the peer group used for this purpose was the S&P 600 Building Products Industry Index. We determined to switch peer groups to the S&P Building Products Industry Index since we utilize this index in the stock performance graph required by Item 201(e) of Regulation S-K in our Annual Report on Form 10-K, and we anticipate using the S&P 600 Building Products Industry Index in future years. The TSR for the Company’s compensation peer group used for 2022 was 95.48 and 159.00 in 2022 and 2023, respectively.

(8)     The dollar amount reported represent the amount of net income reflected in the Company’s audited financial statements included in our Annual Report on Form 10-K for the fiscal years ended December 25, 2022 and December 31, 2023, respectively.

(9)     The dollar amount reported represents the amount of Adjusted EBITDA*, which is calculated by removing the impact of non-operational results and special items from EBITDA* (earnings before interest, taxes, depreciation and amortization). While the Company uses various financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that Adjusted EBITDA* is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the company to link compensation actually paid to the company’s NEOs to company performance. Adjusted EBITDA* is considered representative of our core operations and used in the management of our business, including decisions concerning the allocation of resources and assessment of performance.

Peer Group Issuers, Footnote
MasterBrand Peer Group
• American Woodmark Corporation • The AZEK Company Inc. • Carlisle Companies Incorporated • Griffon Corporation • HNI Corporation • James Hardie Industries plc	• JELD-WEN Holding, Inc. • La-Z-Boy Incorporated • Leggett & Platt, Incorporated • Lennox International Inc. • Masco Corporation • Masonite International Corporation • MillerKnoll, Inc.	• Patrick Industries, Inc. • PGT Innovations, Inc. • RH • Sleep Number Corporation • Steelcase Inc. • Tempur Sealy International, Inc.

PEO Total Compensation Amount	[1],[2],[3]	$ 7,101,600	$ 6,831,543
PEO Actually Paid Compensation Amount	[4]	$ 15,795,901	3,058,416
Adjustment To PEO Compensation, Footnote
	Summary Compensation Table Total(a)	(Minus) Grant Date Fair Value of Stock Options and Stock Awards Granted in Fiscal Year ($)(b)	Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Options and Stock Awards Granted in Fiscal Year ($)(c)	Plus/(Minus) Change in Fair Value of Outstanding and Unvested Stock Options and Stock Awards Granted in Prior Fiscal Years ($)(d)	Plus/(Minus) Change in Fair Value as of Vesting Date of Stock Options and Stock Awards Granted in Prior Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year ($)(e)	Plus Dollar Value of Dividends or Other Earnings Paid on Stock Awards in Fiscal Year and Prior to Vesting Date ($)(f)	Equals Compensation Actually Paid
PEO
2023	7,101,600	(6,025,014)	5,682,768	6,557,066	146,018	108,018	15,795,901
2022	6,831,543	(5,375,248)	5,132,043	(2,716,424)	(861,137)	47,641	3,058,416
Other NEOs (Average)
2023	1,728,252	(656,249)	981,399	1,123,669	4,234	6,354	3,187,661
2022	1,740,066	(1,124,898)	1,076,873	(253,924)	(35,855)	3,446	1,405,708

(a)     The equity award adjustments include the addition (or subtraction, as applicable) of the items described in footnotes (b) through (f). The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The following items were assessed but determined to have no adjustment necessary and therefore were omitted from the table above: (i) change in pension plan value, (ii) service costs under defined benefit and actuarial pension plans, (iii) fair value at vesting for equity granted and vested in the applicable fiscal year, (iv) fair value of equity granted in prior fiscal years that failed to meet vesting conditions in the applicable fiscal year, and (v) changes to fair value resulting from modifications to equity awards.

(b)     Represents the average aggregate grant date fair value of the option awards and stock awards granted to the reported NEOs calculated using the same methodology used in the Company’s financial statements under generally accepted accounting principles. Except for a Restricted Stock Unit grant made on December 15, 2022 to Mr. Banyard, all other equity grants reported for 2022 were made by Fortune Brands and converted into MasterBrand equivalents in connection with the Separation.

(c)     Represents the average aggregate fair value at fiscal year-end for equity granted in the applicable fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.

(d)     Represents the average aggregate fair value at fiscal year-end for outstanding and unvested stock options and unvested stock awards held by the NEOs that were granted before the applicable fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.

(e)     Represents the average aggregate change in fair value, measured from the prior fiscal year end to the vesting date of each option award and stock award held by the reported NEO that was granted in a previous fiscal year and which vested in the applicable fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.

(f)      Represents the dollar value of any dividends paid on stock or option awards before the vesting date that is not otherwise included in the total compensation.

Non-PEO NEO Average Total Compensation Amount	[5]	$ 1,728,252	1,740,066
Non-PEO NEO Average Compensation Actually Paid Amount	[6]	$ 3,187,661	1,405,708
Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table

List of Most Important Financial Performance Measures

The following is a list of financial performance measures, which represent the most important financial performance measures used by the Company to link compensation actually paid to the NEOs for 2023. The CD&A provides further description of these measures and our plans for 2024.

●        Diluted EPS

●        Free Cash Flow as a Percent of Sales*

●        Adjusted EBITDA*

●        Adjusted Return on Invested Capital*

*        Free Cash Flow as a percent of Net Sales, Adjusted EBITDA and Return on Invested Capital are non-GAAP financial measures. Refer to Appendix A for a definition of Non-GAAP measures referenced, and a reconciliation to comparable GAAP measures.

Total Shareholder Return Amount	[7]	$ 165	84.22
Peer Group Total Shareholder Return Amount	[8]	143.56	95.48
Net Income (Loss)	[9]	$ 182,000,000	$ 155,400,000
Company Selected Measure Amount	[10]	383.4	411.4
PEO Name		Mr. Banyard
Measure:: 1
Pay vs Performance Disclosure
Name		Diluted EPS
Measure:: 2
Pay vs Performance Disclosure
Name	[11]	Free Cash Flow as a Percent of Sales
Measure:: 3
Pay vs Performance Disclosure
Name	[11]	Adjusted EBITDA
Measure:: 4
Pay vs Performance Disclosure
Name	[11]	Adjusted Return on Invested Capital
Other NEOs [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	[2]	$ 1,728,252	$ 1,740,066
Non-PEO NEO Average Compensation Actually Paid Amount		3,187,661	1,405,708
Other NEOs [Member] | Grant Date Fair Value of Stock Options and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[12]	(656,249)	(1,124,898)
Other NEOs [Member] | Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Options and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[13]	981,399	1,076,873
Other NEOs [Member] | Change in Fair Value of Outstanding and Unvested Stock Options and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[14]	1,123,669	(253,924)
Other NEOs [Member] | Change in Fair Value as of Vesting Date of Stock Options and Stock Awards Granted in Prior Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[15]	4,234	(35,855)
Other NEOs [Member] | Plus Dollar Value of Dividends or Other Earnings Paid on Stock Awards in Fiscal Year and Prior to Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[16]	6,354	3,446
PEO | Grant Date Fair Value of Stock Options and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[12]	(6,025,014)	(5,375,248)
PEO | Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Options and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[13]	5,682,768	5,132,043
PEO | Change in Fair Value of Outstanding and Unvested Stock Options and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[14]	6,557,066	(2,716,424)
PEO | Change in Fair Value as of Vesting Date of Stock Options and Stock Awards Granted in Prior Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[15]	146,018	(861,137)
PEO | Plus Dollar Value of Dividends or Other Earnings Paid on Stock Awards in Fiscal Year and Prior to Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[16]	$ 108,018	$ 47,641

[1]	The dollar amounts reported in column (b) are the amounts of total compensation reported for the PEO, Mr. Banyard (our Chief Executive Officer), in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation — Executive Compensation Tables — Summary Compensation Table.
[2]	The equity award adjustments include the addition (or subtraction, as applicable) of the items described in footnotes (b) through (f). The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The following items were assessed but determined to have no adjustment necessary and therefore were omitted from the table above: (i) change in pension plan value, (ii) service costs under defined benefit and actuarial pension plans, (iii) fair value at vesting for equity granted and vested in the applicable fiscal year, (iv) fair value of equity granted in prior fiscal years that failed to meet vesting conditions in the applicable fiscal year, and (v) changes to fair value resulting from modifications to equity awards.
[3]	We are required to provide pay-versus-performance disclosure only for years that we have been a reporting company pursuant to Section 13(a) or Section 15(d) of the Exchange Act.
[4]	The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Banyard, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Banyard during the year. In accordance with the requirements of Item 402(v) of Regulation S-K, adjustments were made to Mr. Banyard’s total compensation for each year to determine the compensation actually paid as set forth in the Adjustments table below.
[5]	The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding Mr. Banyard, our CEO) in the “Total” column of the Summary Compensation Table. The names of each of the NEOs (excluding Mr. Banyard) included for purposes of calculating the average amounts for 2022 were Mses. Simon and Grewal, Messrs. Van Doren and Kendrick, and for 2023 were Mses. Simon, Grewal and Horton, and Mr. Wanninger.
[6]	The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Banyard), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Banyard). In accordance with the requirements of Item 402(v) of Regulation S-K, adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Banyard) to determine the compensation actually paid as set forth in the Adjustments table below.
[7]	Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period. Because we went public during 2022, the “measurement point” for purposes of calculating 2022 TSR and peer group TSR began on the date of our registration under Section 12 of the Exchange Act, which date was December 14, 2022.
[8]	Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. For 2022, the peer group used for this purpose is the Company’s compensation peer group disclosed in our CD&A. Because we became a reporting company during 2022, the “measurement point” for purposes of calculating 2022 TSR and peer group TSR began on the date of our registration under Section 12 of the Exchange Act, which date was December 14, 2022. For 2023, the peer group used for this purpose was the S&P 600 Building Products Industry Index. We determined to switch peer groups to the S&P Building Products Industry Index since we utilize this index in the stock performance graph required by Item 201(e) of Regulation S-K in our Annual Report on Form 10-K, and we anticipate using the S&P 600 Building Products Industry Index in future years. The TSR for the Company’s compensation peer group used for 2022 was 95.48 and 159.00 in 2022 and 2023, respectively.
[9]	The dollar amount reported represent the amount of net income reflected in the Company’s audited financial statements included in our Annual Report on Form 10-K for the fiscal years ended December 25, 2022 and December 31, 2023, respectively.
[10]	The dollar amount reported represents the amount of Adjusted EBITDA*, which is calculated by removing the impact of non-operational results and special items from EBITDA* (earnings before interest, taxes, depreciation and amortization). While the Company uses various financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that Adjusted EBITDA* is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the company to link compensation actually paid to the company’s NEOs to company performance. Adjusted EBITDA* is considered representative of our core operations and used in the management of our business, including decisions concerning the allocation of resources and assessment of performance.
[11]	Free Cash Flow as a percent of Net Sales, Adjusted EBITDA and Return on Invested Capital are non-GAAP financial measures. Refer to Appendix A for a definition of Non-GAAP measures referenced, and a reconciliation to comparable GAAP measures.
[12]	Represents the average aggregate grant date fair value of the option awards and stock awards granted to the reported NEOs calculated using the same methodology used in the Company’s financial statements under generally accepted accounting principles. Except for a Restricted Stock Unit grant made on December 15, 2022 to Mr. Banyard, all other equity grants reported for 2022 were made by Fortune Brands and converted into MasterBrand equivalents in connection with the Separation.
[13]	Represents the average aggregate fair value at fiscal year-end for equity granted in the applicable fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.
[14]	Represents the average aggregate fair value at fiscal year-end for outstanding and unvested stock options and unvested stock awards held by the NEOs that were granted before the applicable fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.
[15]	Represents the average aggregate change in fair value, measured from the prior fiscal year end to the vesting date of each option award and stock award held by the reported NEO that was granted in a previous fiscal year and which vested in the applicable fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.
[16]	Represents the dollar value of any dividends paid on stock or option awards before the vesting date that is not otherwise included in the total compensation.